Debt and credit facilities (Tables)	12 Months Ended
Dec. 31, 2012
Debt and credit facilities [Abstract]
Schedule of Short-term Debt
	Interest	December 31,	December 31,
	Rate(s)	2012	2011

Receivables financing facilities, due for repayment within 4 months	1.8%-2.2%	$6,230	$-
Total short-term loan		$6,230	$-